CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Amounts due to related parties	¥ 1,676,391	$ 243,054	¥ 1,963,007
Customer advances and deferred revenues	1,389,655	201,481	1,166,764
Payable to merchants	63,316,695	9,180,058	62,509,714
Accrued expenses and other liabilities	20,960,723	3,039,019	14,085,513
Merchant deposits	15,058,229	2,183,238	13,577,552
Lease liabilities	602,036	87,287	427,164
Lease liabilities	870,782	126,252	544,263
Deferred tax liabilities	¥ 13,025	$ 1,888	¥ 31,291
Ordinary shares, par value | $ / shares		$ 0.000005
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	5,278,348,396	5,278,348,396	5,057,542,676
Ordinary shares, outstanding	5,278,348,396	5,278,348,396	5,057,542,676
Class B ordinary shares
Ordinary shares, outstanding	0	0	0
Consolidated VIEs
Amounts due to related parties	¥ 1,671,246	$ 242,308	¥ 1,962,029
Customer advances and deferred revenues	1,369,573	198,569	1,158,738
Payable to merchants	62,006,946	8,990,162	61,947,517
Accrued expenses and other liabilities	11,817,208	1,713,334	9,360,166
Merchant deposits	14,681,913	2,128,677	13,360,409
Lease liabilities	156,776	22,730	138,667
Lease liabilities	290,412	$ 42,106	305,068
Deferred tax liabilities | ¥	¥ 0		¥ 19,217